Subsidiary Guarantors (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Percentage of agragate limited partner interest	100.00%	0.90%
American Midstream Finance Corporation [Member]
Property, Plant and Equipment [Line Items]
Percentage of agragate limited partner interest		100.00%
Chatom Assets [Member]
Property, Plant and Equipment [Line Items]
Subsidiaries and guarantor subsidiaries investment percent		87.40%